Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate risks [Abstract]
Profit or loss for the year	$ 903	$ (248,054)	$ (403,156)
Interest Rate Risks [Member]
Interest rate risks [Abstract]
Percentage increase in interest rates	1.00%	1.00%
Percentage decrease in interest rates	(1.00%)	(1.00%)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	$ 57,700	$ 200,600
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	9,800	48,300
1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	(8,873)	(7,465)
- 1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	$ 8,873	$ 7,465